Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies.
Summary of revised standards and interpretations are issued but are not yet effective

		Planned
		application by
	Effective	Sportradar in
Standard or interpretation	date	reporting year
IFRS 17 and amendments to IFRS 17: Insurance Contracts	January 1, 2023	2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023	2023
Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023	2023
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024	2024
Amendments to IAS 1: Classification of Non-current liabilities with covenants	January 1, 2024	2024
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2024	2024

Summary of the estimated useful lives and depreciation method

Estimated useful life in years
Internally-developed software in use	3 –5

Summary of intangible assets are amortized on a straight line basis

Estimated useful
Intangible asset	life in years
Brand names	5
Customer bases	5 -10
Technology	2 -10

Summary of property and equipment are depreciated on a straight line basis over the estimated useful life of the assets

Estimated useful
Property and equipment	life in years
Buildings	5 -12
Other facilities and equipment	3 -15